UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary
Member, Chief Legal Officer of Lord, Abbett & Co. LLC

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the fiscal year ended November 30, 2023

Table of Contents

1	A Letter to Shareholders

7	Investment Comparisons

11	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

18	Dividend Growth Fund

21	Growth Opportunities Fund

24	Small Cap Value Fund

27	Statements of Assets and Liabilities

29	Statements of Operations

30	Statements of Changes in Net Assets

32	Financial Highlights

44	Notes to Financial Statements

61	Report of Independent Registered Public Accounting Firm

62	Supplemental Information to Shareholders

Lord Abbett Research Fund
Lord Abbett Dividend Growth Fund,
Lord Abbett Growth Opportunities Fund, and
Lord Abbett Small Cap Value Fund

Annual Report

For the fiscal year ended November 30, 2023

From left to right: Evelyn E. Guernsey, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2023. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and timely information about the Funds, please visit our website at www.lordabbett.com, where you can also access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Lord Abbett Dividend Growth Fund

For the fiscal year ended November 30, 2023, the Fund returned 7.58%, reflecting performance at the net asset value (“NAV”) of Class A shares with all distributions reinvested, compared to its benchmark, the S&P 500® Index*, which returned 13.84% over the same period.

Markets had to endure through a number of countervailing forces over the trailing

12 months, leading to periods of volatility and a wide dispersion of returns. On the positive side, market expectations of a soft landing in the U.S. economy were backed by falling inflation data, a tight labor market, a resilient consumer, and optimism regarding the potential impacts of artificial intelligence. While there were concerns that corporate earnings could deteriorate, aggregate earnings results were better than expected as cost-cutting measures, strength in services sectors, and supply chain improvements generally benefitted companies.1

Amid these positive trends, investors had concerns about aggressive U.S. Federal Reserve (Fed) monetary policy and fear of a potential policy mistake leading to a recession. Investor sentiment was also negatively impacted by several factors, including narrow market breadth, an underwhelming China recovery from the COVID-19 pandemic, geopolitical tensions, and rising energy prices. Markets also had to grapple with the ripple effects of the turmoil in the banking sector, which led to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury.1

Against this backdrop, U.S. equities delivered positive returns over the period, as measured by the S&P 500 Index, which returned 13.8%. However, performance was primarily driven by a handful of large cap companies, and there was a great deal of dispersion below the surface. For example, large cap stocks2 outperformed small cap stocks3 (13.6% vs -2.6%, respectively), while growth stocks4 outperformed value stocks5 (24.6% vs 1.0%, respectively).

During the 12-month period ended November 30, 2023, the Fund’s position in RTX Corp. (1.1%), an aerospace and defense manufacturer, detracted from relative performance. Shares fell after the company provided weaker-than-expected guidance, lowering its free cash flow target. Management noted that an issue with powder metal in certain engine parts will require an accelerated fleet inspection in a significant portion of the PW1100G-JM engine fleet. The Fund’s position in NextEra Energy, Inc., an electric power and energy infrastructure company, also detracted from relative performance over the period. Shares of the stock fell after the company reported mixed fourth-quarter earnings results. That said, despite the recent slide, we continue to view NextEra as a standout performer in the electric utility industry as they grow both their regulated and non-regulated businesses.

Conversely, one of the largest contributors to relative performance during the 12-month period ended November 30, 2023, was Parker-Hannifin Corporation, which engages in the manufacturing of motion and control technologies. Shares rallied after the company reported third quarter earnings above expectations. The company also raised fiscal year guidance for earnings and organic sales growth. The Fund’s position in Eli Lilly & Co., which engages in the discovery, development, manufacture, and sale of pharmaceutical products, also contributed to relative performance. The company’s strong performance can be attributed to a combination of factors, including the successful launch of new drugs, the acquisition of new companies, and the company’s continued focus on research and development.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

*    The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

Lord Abbett Growth Opportunities Fund

For the fiscal year ended November 30, 2023, the Fund returned -2.48%, reflecting performance at the net asset value (“NAV”) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index*, which returned 9.98% over the same period.

Markets had to endure through a number of countervailing forces over the trailing 12 months, leading to periods of volatility and a wide dispersion of returns. On the positive side, market expectations of a soft landing in the U.S. economy were backed by falling inflation data, a tight labor market, a resilient consumer, and optimism regarding the potential impacts of artificial intelligence. While there were concerns that corporate earnings could deteriorate, aggregate earnings results were better than expected as cost-cutting measures, strength in services sectors, and supply chain improvements generally benefitted companies.1

Amid these positive trends, investors had concerns about aggressive U.S. Federal Reserve (Fed) monetary policy and fear of a potential policy mistake leading to a recession. Investor sentiment was also negatively impacted by several factors, including narrow market breadth, an underwhelming China recovery from the

COVID-19 pandemic, geopolitical tensions, and rising energy prices. Markets also had to grapple with the ripple effects of the turmoil in the banking sector, which led to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury.1

Against this backdrop, U.S. equities delivered positive returns over the period, as measured by the S&P 500 Index, which returned 13.8%. However, performance was primarily driven by a handful of large cap companies, and there was a great deal of dispersion below the surface. For example, large cap stocks2 outperformed small cap stocks3 (13.6% vs -2.6%, respectively), while growth stocks4 outperformed value stocks5 (24.6% vs 1.0%, respectively).

Security selection within the Information Technology sector was a primary detractor from relative performance over the period. The Fund’s position in Enphase Energy, Inc., which develops solar micro-inverters, battery energy storage, and electric vehicle charging stations, weighed on performance. Entering 2023, Enphase was one of the Fund’s largest active overweights, though we began to trim the position in the beginning of the first quarter amid falling natural gas prices. The stock also faced additional headwinds as demand within the California residential solar market began to slow.

Security selection within the Health Care sector also detracted from relative performance. Within the sector, shares of

Apellis Pharmaceuticals, Inc., a commercial-stage biopharmaceutical company, fell in the third quarter of 2023 in response to a disappointing clinical trial readout, where a very small population of candidates being treated for eye disease experienced blindness. We subsequently exited the position following the report.

Conversely, although security selection within the Information Technology sector was a net detractor from relative performance over the period, the Fund’s position in Shopify, Inc., an e-commerce company that helps small businesses build online stores and sell products, was a standout contributor. Shares of the stock largely benefitted from a string of quarterly earnings results, driven by continued robust e-commerce demand on its platform.

Within the Consumer Discretionary sector, the Fund’s position in MercadoLibre, Inc., Latin America’s largest e-commerce company, also contributed to relative performance. After suffering losses in recent years due to investments in fulfilment and distribution capabilities, the company has begun to see the benefits of those investments as profitability returned in recent quarters. Bottom line results have also been positively impacted by strength in their credit and advertising segments.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

*    The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values.

Lord Abbett Small Cap Value Fund

For the fiscal year ended November 30, 2023, the Fund returned 4.41%, reflecting performance at the net asset value (“NAV”) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 2000 Value® Index*, which returned -4.73% over the same period.

Markets had to endure through a number of countervailing forces over the trailing 12 months, leading to periods of volatility and a wide dispersion of returns. On the positive side, market expectations of a soft landing in the U.S. economy were backed by falling inflation data, a tight labor market, a resilient consumer, and optimism regarding the potential impacts of artificial intelligence. While there were concerns that corporate earnings could deteriorate, aggregate earnings results were better than expected as cost-cutting measures, strength in services sectors, and supply chain improvements generally benefitted companies.1

Amid these positive trends, investors had concerns about aggressive U.S. Federal Reserve (Fed) monetary policy and fear of a potential policy mistake leading to a recession. Investor sentiment was also negatively impacted by several factors, including narrow market breadth, an underwhelming China recovery from the COVID-19 pandemic, geopolitical tensions, and rising energy prices. Markets also had to grapple with the ripple effects of the turmoil in the banking sector, which led to regulatory shutdowns and interventions by the Fed, FDIC, and U.S. Treasury.1

Against this backdrop, U.S. equities delivered positive returns over the period, as measured by the S&P 500 Index, which returned 13.8%. However, performance was primarily driven by a handful of large cap companies, and there was a great deal of dispersion below the surface. For example, large cap stocks2 outperformed small cap stocks3 (13.6% vs -2.6%, respectively), while growth stocks4 outperformed value stocks5 (24.6% vs 1.0%, respectively).

During the 12-month period ended November 30, 2023, the Fund’s position in BellRing Brands, Inc., which engages in the provision of ready-to-drink (RTD) protein shakes, other RTD beverages, powders, and nutrition bars, contributed to relative performance. Shares rallied as the company consistently reported strong earnings in each quarter of the year. The Fund’s position in Spectrum Brands Holdings, Inc., a consumer products and home essentials company, also contributed to relative performance. Shares rallied after the U.S. Department of Justice reached a settlement agreement related to ASSA ABLOY’s acquisition of Spectrum Brands’ Hardware and Home Improvement division.

Conversely, one of the largest detractors from relative performance during the 12-month period ended November 30, 2023, was WNS (Holdings) Limited, which engages in the provision of business process management solutions. Shares of the stock fell after the company reported fourth-quarter and full-year financial results that came in below consensus expectations. The Fund’s position in Heritage Financial Corp., a bank holding company, also detracted from relative performance. Shares fell after the company reported fourth quarter earnings below consensus expectations.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

*    The Russell 2000 Value® Index measures the performance of those stocks of the Russell 2000® Index with lower price-to-book ratios and lower relative forecasted growth rates. Indices are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

1    Factset.

2    As represented by the Russell 1000® Index as of 11/30/23.

3    As represented by the Russell 2000® Index as of 11/30/23.

4    As represented by the Russell 3000® Growth Index as of 11/30/23.

5    As represented by the Russell 3000® Value Index as of 11/30/23.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2023. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolios are actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Dividend Growth Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P 500® Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended November 30, 2023
	1 Year	5 Years	10 Years	Life of Class
Class A3	1.40%	9.07%	9.28%	–
Class C4	5.77%	9.54%	9.11%	–
Class F5	7.84%	10.64%	10.17%	–
Class F3[6]	7.86%	10.71%	–	10.81%
Class I5	7.80%	10.65%	10.20%	–
Class P5	7.36%	10.15%	9.70%	–
Class R2[5]	7.21%	9.98%	9.54%	–
Class R3[5]	7.32%	10.10%	9.66%	–
Class R4[7]	7.55%	10.36%	–	10.55%
Class R5[7]	7.86%	10.65%	–	10.82%
Class R6[7]	7.87%	10.72%	–	10.91%

7

Reflects the deduction of the maximum initial sales charge of 5.75%.

Performance for the unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2023, is calculated using the SEC-required uniform method to compute such return.

The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

Performance is at net asset value.

Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Growth Opportunities Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in both the Russell Midcap® Growth Index and the Russell Midcap® Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended November 30, 2023
	1 Year	5 Years	10 Years	Life of Class
Class A3	-8.11%	4.68%	6.42%	–
Class C4	-4.27%	5.12%	6.26%	–
Class F5	-2.36%	6.08%	7.22%	–
Class F3[6]	-2.17%	6.27%	–	7.93%
Class I5	-2.23%	6.19%	7.33%	–
Class P5	-2.72%	5.71%	6.85%	–
Class R2[5]	-2.85%	5.56%	6.69%	–
Class R3[5]	-2.75%	5.66%	6.79%	–
Class R4[7]	-2.53%	5.92%	–	6.12%
Class R5[7]	-2.27%	6.19%	–	6.39%
Class R6[7]	-2.21%	6.26%	–	6.48%

1

Reflects the deduction of the maximum initial sales charge of 5.75%.

2

Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3

Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2023, is calculated using the SEC–required uniform method to compute such return.

4

The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5

Performance is at net asset value.

6

Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7

Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Small Cap Value Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000® Value Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended November 30, 2023
	1 Year	5 Years	10 Years	Life of Class
Class A3	-1.61%	2.24%	3.96%	–
Class C4	2.97%	2.69%	3.81%	–
Class F5	4.53%	3.61%	4.74%	–
Class F3[6]	4.75%	3.80%	–	3.99%
Class I5	4.66%	3.72%	4.84%	–
Class P5	4.16%	3.25%	4.37%	–
Class R2[5]	4.02%	3.10%	4.22%	–
Class R3[5]	4.15%	3.20%	4.34%	–
Class R4[7]	4.37%	3.45%	–	4.43%
Class R5[7]	4.66%	3.73%	–	4.70%
Class R6[7]	4.70%	3.80%	–	4.79%

1

Reflects the deduction of the maximum initial sales charge of 5.75%.

2

Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3

Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2023, is calculated using the SEC-required uniform method to compute such return.

4

The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5

Performance is at net asset value.

6

Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7

Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 through November 30, 2023).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/23 – 11/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/23	11/30/23	6/1/23 – 11/30/23
Class A
Actual	$1,000.00	$1,093.90	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.56
Class C
Actual	$1,000.00	$1,089.60	$8.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.80	$8.34
Class F
Actual	$1,000.00	$1,095.80	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class F3
Actual	$1,000.00	$1,095.70	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99
Class I
Actual	$1,000.00	$1,095.20	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class P
Actual	$1,000.00	$1,092.60	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.55	$5.57
Class R2
Actual	$1,000.00	$1,091.90	$6.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.33
Class R3
Actual	$1,000.00	$1,092.70	$6.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.30	$5.82
Class R4
Actual	$1,000.00	$1,094.20	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.56	$4.56
Class R5
Actual	$1,000.00	$1,095.80	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.81	$3.29
Class R6
Actual	$1,000.00	$1,095.10	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.11	$2.99

† For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.65% for Class F, 0.59% for Class F3, 0.65% for Class I, 1.10% for Class P, 1.25% for Class R2, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2023

Sector*	%**
Communication Services	2.01%
Consumer Discretionary	8.81%
Consumer Staples	7.13%
Energy	4.25%
Financials	18.81%
Health Care	15.42%
Industrials	8.27%
Information Technology	28.09%
Materials	4.90%
Utilities	1.57%
Repurchase Agreements	0.74%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/23	11/30/23	6/1/23 – 11/30/23
Class A
Actual	$1,000.00	$1,000.50	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86
Class C
Actual	$1,000.00	$997.20	$8.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.50	$8.64
Class F
Actual	$1,000.00	$1,001.50	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.01	$4.10
Class F3
Actual	$1,000.00	$1,002.60	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.91	$3.19
Class I
Actual	$1,000.00	$1,002.20	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class P
Actual	$1,000.00	$1,000.00	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.87
Class R2
Actual	$1,000.00	$999.40	$6.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.63
Class R3
Actual	$1,000.00	$999.40	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.12
Class R4
Actual	$1,000.00	$1,000.50	$4.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.26	$4.86
Class R5
Actual	$1,000.00	$1,002.20	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.51	$3.60
Class R6
Actual	$1,000.00	$1,002.20	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.91	$3.19

† For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.81% for Class F, 0.63% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.71% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2023

Sector*	%**
Communication Services	8.51%
Consumer Discretionary	16.50%
Consumer Staples	0.70%
Energy	1.95%
Financials	6.58%
Health Care	8.82%
Industrials	20.00%
Information Technology	35.46%
Repurchase Agreements	0.95%
Money Market Funds(a)	0.48%
Time Deposits(a)	0.05%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.
(a)	Securities were purchased with the cash collateral from loaned securities.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/23	11/30/23	6/1/23 – 11/30/23
Class A
Actual	$1,000.00	$1,063.10	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.92
Class C
Actual	$1,000.00	$1,058.60	$9.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.44	$9.70
Class F
Actual	$1,000.00	$1,063.70	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.17
Class F3
Actual	$1,000.00	$1,064.60	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.41
Class I
Actual	$1,000.00	$1,064.10	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.66
Class P
Actual	$1,000.00	$1,061.90	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.93
Class R2
Actual	$1,000.00	$1,060.70	$7.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.69
Class R3
Actual	$1,000.00	$1,061.40	$7.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.18
Class R4
Actual	$1,000.00	$1,062.90	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.92
Class R5
Actual	$1,000.00	$1,064.00	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.66
Class R6
Actual	$1,000.00	$1,064.60	$4.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.41

† For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.92% for Class C, 1.02% for Class F, 0.87% for Class F3, 0.92% for Class I, 1.37% for Class P, 1.52% for Class R2, 1.42% for Class R3, 1.17% for Class R4, 0.92% for Class R5 and 0.87% for Class R6) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2023

Sector*	%**
Communication Services	3.54%
Consumer Discretionary	11.05%
Consumer Staples	3.65%
Energy	9.55%
Financials	24.65%
Health Care	3.80%
Industrials	21.11%
Information Technology	12.35%
Materials	4.88%
Real Estate	3.31%
Utilities	0.72%
Repurchase Agreements	1.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments

DIVIDEND GROWTH FUND November 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.94%

COMMON STOCKS 98.94%

Aerospace & Defense 1.59%
Northrop Grumman Corp.	121,571	$57,765,676

Banks 2.06%
Bank of America Corp.	2,450,647	74,720,227

Beverages 2.84%
Coca-Cola Co.	1,095,845	64,041,182
Pernod Ricard SA(a)	225,589	38,972,842
Total		103,014,024

Biotechnology 2.52%
AbbVie, Inc.	642,033	91,419,079

Capital Markets 7.17%
Ameriprise Financial, Inc.	131,350	46,433,539
Charles Schwab Corp.	918,682	56,333,580
Morgan Stanley	974,889	77,347,693
S&P Global, Inc.	192,469	80,034,384
Total		260,149,196

Chemicals 1.37%
Sherwin-Williams Co.	177,963	49,616,084

Construction Materials 2.42%
CRH PLC (Ireland)(b)	951,433	59,702,421
Vulcan Materials Co.	132,433	28,282,391
Total		87,984,812

Consumer Staples Distribution & Retail 3.41%
Costco Wholesale Corp.	77,692	46,051,156
Walmart, Inc.	498,594	77,626,100
Total		123,677,256

Electric: Utilities 1.56%
NextEra Energy, Inc.	970,357	56,775,588

Electrical Equipment 1.27%
Eaton Corp. PLC	202,448	46,095,385
Investments	Shares	Fair Value
Financial Services 4.92%
Jack Henry & Associates, Inc.	170,364	$27,035,063
Mastercard, Inc. Class A	365,878	151,411,293
Total		178,446,356

Ground Transportation 2.17%
Union Pacific Corp.	350,341	78,921,317

Health Care Equipment & Supplies 1.68%
Abbott Laboratories	585,172	61,027,588

Health Care Providers & Services 5.03%
Humana, Inc.	106,396	51,587,164
UnitedHealth Group, Inc.	237,077	131,096,469
Total		182,683,633

Hotels, Restaurants & Leisure 3.52%
Churchill Downs, Inc.	227,985	26,393,823
McDonald’s Corp.	217,088	61,184,082
Starbucks Corp.	405,496	40,265,753
Total		127,843,658

Industrial Conglomerates 1.27%
Honeywell International, Inc.	234,885	46,018,669

Information Technology Services 2.32%
Accenture PLC Class A (Ireland)(b)	253,107	84,320,066

Insurance 4.61%
Allstate Corp.	202,492	27,917,572
Arthur J Gallagher & Co.	206,660	51,458,340
Chubb Ltd. (Switzerland)(b)	282,453	64,803,192
RenaissanceRe Holdings Ltd.	108,736	23,308,649
Total		167,487,753

18	See Notes to Financial Statements.

Schedule of Investments (continued)

DIVIDEND GROWTH FUND November 30, 2023

Investments	Shares	Fair Value
Life Sciences Tools & Services 2.09%
Danaher Corp.	156,424	$34,931,043
West Pharmaceutical Services, Inc.	116,596	40,897,213
Total		75,828,256

Machinery 1.94%
Parker-Hannifin Corp.	162,788	70,516,506

Media 2.00%
Comcast Corp. Class A	1,737,087	72,766,575

Metals & Mining 1.10%
Reliance Steel & Aluminum Co.	144,675	39,823,241

Oil, Gas & Consumable Fuels 4.24%
Exxon Mobil Corp.	1,366,626	140,407,155
Marathon Petroleum Corp.	89,912	13,413,972
Total		153,821,127

Pharmaceuticals 4.04%
Eli Lilly & Co.	146,703	86,707,341
Zoetis, Inc.	340,330	60,126,101
Total		146,833,442

Semiconductors & Semiconductor Equipment 7.92%
Analog Devices, Inc.	150,350	27,571,183
Broadcom, Inc.	59,083	54,694,905
Lam Research Corp.	128,114	91,719,375
NVIDIA Corp.	242,974	113,638,940
Total		287,624,403

Software 13.70%
Intuit, Inc.	54,564	31,181,143
Microsoft Corp.	857,226	324,811,504
Oracle Corp.	550,098	63,926,889
Roper Technologies, Inc.	143,740	77,368,055
Total		497,287,591
Investments	Shares	Fair Value
Specialty Retail 4.19%
Home Depot, Inc.	124,996	$39,184,996
Lowe’s Cos., Inc.	217,677	43,280,718
TJX Cos., Inc.	790,186	69,623,289
Total		152,089,003

Technology Hardware, Storage & Peripherals 4.06%
Apple, Inc.	775,553	147,316,292

Textiles, Apparel & Luxury Goods 1.07%
NIKE, Inc. Class B	352,179	38,834,778

Tobacco 0.86%
Philip Morris International, Inc.	333,532	31,138,548
Total Common Stocks (cost $2,754,908,460)		3,591,846,129

	Principal Amount

SHORT-TERM INVESTMENTS 0.74%

Repurchase Agreements 0.74%

Repurchase Agreement dated 11/30/2023, 2.800% due 12/1/2023 with Fixed Income Clearing Corp. collateralized by $29,726,300 of U.S. Treasury Note at 0.750% due 3/31/2026; value: $27,257,624; proceeds: $26,725,203 (cost $26,723,124)	$26,723,124	26,723,124
Total Investments in Securities 99.68% (cost $2,781,631,584)		3,618,569,253
Other Assets and Liabilities – Net 0.32%		11,748,711
Net Assets 100.00%		$3,630,317,964

(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	19

Schedule of Investments (concluded)

DIVIDEND GROWTH FUND November 30, 2023

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$64,041,182	$38,972,842	$–	$103,014,024
Remaining Industries	3,488,832,105	–	–	3,488,832,105
Short-Term Investments
Repurchase Agreements	–	26,723,124	–	26,723,124
Total	$3,552,873,287	$65,695,966	$–	$3,618,569,253

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

20	See Notes to Financial Statements.

Schedule of Investments

GROWTH OPPORTUNITIES FUND November 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.59%

COMMON STOCKS 98.59%

Aerospace & Defense 4.05%
AeroVironment, Inc.*	15,972	$2,197,907
Axon Enterprise, Inc.*	31,114	7,152,175
TransDigm Group, Inc.	7,862	7,570,084
Total		16,920,166

Beverages 0.70%
Celsius Holdings, Inc.*	59,024	2,922,278

Biotechnology 5.69%
Argenx SE ADR*	16,767	7,555,378
Bridgebio Pharma, Inc.*	72,679	2,086,614
Karuna Therapeutics, Inc.*	12,164	2,325,878
Krystal Biotech, Inc.*	39,547	4,121,984
Legend Biotech Corp. ADR*	34,910	2,123,226
Natera, Inc.*	99,160	5,548,002
Total		23,761,082

Broadline Retail 2.27%
MercadoLibre, Inc. (Uruguay)*(a)	5,842	9,466,727

Building Products 2.07%
Lennox International, Inc.	7,517	3,056,863
Trex Co., Inc.*	79,425	5,581,195
Total		8,638,058

Capital Markets 3.39%
ARES Management Corp. Class A	49,228	5,525,843
Cboe Global Markets, Inc.	24,349	4,436,144
Tradeweb Markets, Inc. Class A	43,310	4,196,739
Total		14,158,726

Commercial Services & Supplies 2.16%
Copart, Inc.*	179,547	9,016,850
Investments	Shares	Fair Value
Communications Equipment 2.61%
Arista Networks, Inc.*	49,690	$10,917,390

Construction & Engineering 4.47%
Comfort Systems USA, Inc.	34,334	6,646,376
EMCOR Group, Inc.	26,605	5,654,094
Quanta Services, Inc.	33,754	6,356,216
Total		18,656,686

Diversified Consumer Services 2.07%
Duolingo, Inc.*	40,760	8,652,940

Electrical Equipment 1.55%
Vertiv Holdings Co.*	148,144	6,467,967

Entertainment 6.13%
Live Nation Entertainment, Inc.*	61,419	5,172,708
Roku, Inc.*	93,964	9,791,049
Spotify Technology SA (Sweden)*(a)	57,608	10,663,817
Total		25,627,574

Financial Services 3.19%
Apollo Global Management, Inc.	95,522	8,788,024
Remitly Global, Inc.*	210,865	4,542,032
Total		13,330,056

Ground Transportation 2.82%
Old Dominion Freight Line, Inc.	10,879	4,232,584
Saia, Inc.*	19,361	7,558,341
Total		11,790,925

Health Care Equipment & Supplies 2.63%
Dexcom, Inc.*	57,406	6,631,541
TransMedics Group, Inc.*	57,333	4,338,962
Total		10,970,503

See Notes to Financial Statements.	21

Schedule of Investments (continued)

GROWTH OPPORTUNITIES FUND November 30, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 7.41%
Chipotle Mexican Grill, Inc.*	2,167	$4,772,276
DoorDash, Inc. Class A*	133,232	12,521,143
DraftKings, Inc. Class A*	272,655	10,426,327
Wingstop, Inc.	13,396	3,219,863
Total		30,939,609

Information Technology Services 6.97%
Globant SA (Uruguay)*(a)	14,185	3,132,048
MongoDB, Inc.*	32,584	13,546,472
Shopify, Inc. Class A (Canada)*(a)	170,872	12,442,899
Total		29,121,419

Interactive Media & Services 1.33%
Pinterest, Inc. Class A*	162,937	5,551,264

Life Sciences Tools & Services 0.51%
West Pharmaceutical Services, Inc.	6,047	2,121,046

Machinery 0.72%
Symbotic, Inc.*(b)	56,625	2,994,330

Media 1.05%
Trade Desk, Inc. Class A*	62,493	4,403,257

Oil, Gas & Consumable Fuels 1.95%
Cheniere Energy, Inc.	44,814	8,162,870

Professional Services 2.19%
Booz Allen Hamilton Holding Corp.	32,297	4,041,323
Verisk Analytics, Inc.	21,109	5,096,346
Total		9,137,669

Semiconductors & Semiconductor Equipment 5.47%
KLA Corp.	8,274	4,506,186
Monolithic Power Systems, Inc.	15,907	8,728,489
Rambus, Inc.*	142,196	9,622,403
Total		22,857,078
Investments	Shares	Fair Value
Software 19.00%
AppLovin Corp. Class A*	117,836	$4,416,493
Bentley Systems, Inc. Class B	78,175	4,069,790
Cadence Design Systems, Inc.*	33,584	9,177,500
Crowdstrike Holdings, Inc. Class A*	35,631	8,444,191
CyberArk Software Ltd. (Israel)*(a)	26,201	5,221,073
Datadog, Inc. Class A*	76,951	8,970,178
Dynatrace, Inc.*	163,718	8,767,099
HubSpot, Inc.*	13,880	6,855,748
Manhattan Associates, Inc.*	19,467	4,342,114
Monday.com Ltd. (Israel)*(a)	24,840	4,467,226
Palantir Technologies, Inc. Class A*	155,876	3,125,314
Procore Technologies, Inc.*	35,086	2,073,232
Synopsys, Inc.*	11,673	6,341,124
Zscaler, Inc.*	15,675	3,097,302
Total		79,368,384

Specialty Retail 0.74%
Ross Stores, Inc.	23,610	3,078,272

Technology Hardware, Storage & Peripherals 1.42%
Super Micro Computer, Inc.*	21,782	5,956,724

Textiles, Apparel & Luxury Goods 4.03%
Deckers Outdoor Corp.*	11,544	7,664,870
Lululemon Athletica, Inc. (Canada)*(a)	20,502	9,160,293
Total		16,825,163
Total Common Stocks (cost $324,426,388)		411,815,013

22	See Notes to Financial Statements.

Schedule of Investments (concluded)

GROWTH OPPORTUNITIES FUND November 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.48%

Repurchase Agreements 0.95%

Repurchase Agreement dated 11/30/2023, 2.800% due 12/1/2023 with Fixed Income Clearing Corp. collateralized by $4,421,100 of U.S. Treasury Note at 0.750% due 3/31/2026; value: $4,053,941; proceeds: $3,974,679 (cost $3,974,370)	$3,974,370	$3,974,370
Investments	Shares	Fair Value
Money Market Funds 0.48%
Fidelity Government Portfolio(c) (cost $1,988,795)	1,988,795	$1,988,795

Time Deposits 0.05%
CitiBank N.A.(c) (cost $220,977)	220,977	220,977
Total Short-Term Investments (cost $6,184,142)		6,184,142
Total Investments in Securities 100.07% (cost $330,610,530)		417,999,155
Other Assets and Liabilities – Net (0.07)%		(295,480)
Net Assets 100.00%		$417,703,675

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$411,815,013	$–	$–	$411,815,013
Short-Term Investments
Repurchase Agreements	–	3,974,370	–	3,974,370
Money Market Funds	1,988,795	–	–	1,988,795
Time Deposits	–	220,977	–	220,977
Total	$413,803,808	$4,195,347	$–	$417,999,155

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	23

Schedule of Investments

SMALL CAP VALUE FUND November 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.69%

COMMON STOCKS 98.69%

Aerospace & Defense 2.62%
Curtiss-Wright Corp.	22,321	$4,774,462
Leonardo DRS, Inc.*	268,489	4,948,252
Total		9,722,714

Air Freight & Logistics 1.04%
Radiant Logistics, Inc.*	643,776	3,869,094

Automobile Components 2.53%
Dorman Products, Inc.*	50,798	3,659,488
Gentherm, Inc.*	124,821	5,731,780
Total		9,391,268

Banks 12.74%
Axos Financial, Inc.*	137,315	5,255,045
Bancorp, Inc.*	207,367	8,089,387
First BanCorp	372,944	5,594,160
Heritage Financial Corp.	269,292	4,798,783
Prosperity Bancshares, Inc.	83,684	5,046,982
Seacoast Banking Corp. of Florida	258,560	6,008,934
Wintrust Financial Corp.	83,846	7,183,087
WSFS Financial Corp.	139,010	5,361,616
Total		47,337,994

Building Products 2.12%
Masonite International Corp.*	88,803	7,890,147

Capital Markets 3.50%
Bridge Investment Group Holdings, Inc. Class A	239,519	1,793,997
CI Financial Corp.(a)	420,700	4,359,071
Moelis & Co. Class A	144,206	6,842,575
Total		12,995,643

Chemicals 3.27%
Avient Corp.	164,799	5,660,846
Element Solutions, Inc.	309,597	6,489,153
Total		12,149,999
Investments	Shares	Fair Value
Commercial Services & Supplies 3.45%
Brady Corp. Class A	112,557	$6,333,583
SP Plus Corp.*	126,975	6,494,771
Total		12,828,354

Construction & Engineering 1.31%
EMCOR Group, Inc.	22,847	4,855,444

Construction Materials 1.62%
Eagle Materials, Inc.	33,177	6,006,696

Electric: Utilities 0.72%
Portland General Electric Co.	65,358	2,683,600

Electronic Equipment, Instruments & Components 6.93%
Advanced Energy Industries, Inc.	61,601	5,855,175
Belden, Inc.	99,544	6,613,703
Crane NXT Co.	109,490	5,634,356
Mirion Technologies, Inc.*	856,182	7,645,705
Total		25,748,939

Energy Equipment & Services 3.01%
TechnipFMC PLC (United Kingdom)(b)	539,020	11,168,494

Financial Services 3.76%
Compass Diversified Holdings	334,187	6,740,552
International Money Express, Inc.*	345,683	7,207,490
Total		13,948,042

Health Care Providers & Services 3.07%
AMN Healthcare Services, Inc.*	70,334	4,768,645
Tenet Healthcare Corp.*	96,119	6,633,172
Total		11,401,817

Hotels, Restaurants & Leisure 0.91%
Dave & Buster’s Entertainment, Inc.*	82,654	3,392,120

24	See Notes to Financial Statements.

Schedule of Investments (continued)

SMALL CAP VALUE FUND November 30, 2023

Investments	Shares	Fair Value
Household Durables 1.06%
Taylor Morrison Home Corp.*	87,499	$3,946,205

Household Products 1.59%
Spectrum Brands Holdings, Inc.	85,329	5,915,860

Industrial REITS 1.53%
STAG Industrial, Inc.	158,400	5,678,640

Information Technology Services 1.46%
Perficient, Inc.*	87,458	5,411,901

Insurance 4.67%
Kemper Corp.	151,026	6,679,880
RenaissanceRe Holdings Ltd.	30,096	6,451,378
White Mountains Insurance Group Ltd.	2,753	4,217,376
Total		17,348,634

Interactive Media & Services 2.04%
Cars.com, Inc.*	407,611	7,589,717

Leisure Products 2.34%
Malibu Boats, Inc. Class A*	79,942	3,536,634
YETI Holdings, Inc.*	120,824	5,151,935
Total		8,688,569

Life Sciences Tools & Services 0.74%
Medpace Holdings, Inc.*	10,088	2,731,023

Machinery 4.82%
Columbus McKinnon Corp.	169,674	5,925,016
Crane Co.	56,390	5,959,295
Miller Industries, Inc.	151,284	6,012,026
Total		17,896,337

Media 1.50%
Criteo SA ADR*	223,897	5,579,513
Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 6.55%
Chesapeake Energy Corp.	62,246	$4,998,976
MEG Energy Corp.*(a)	441,808	8,354,614
Permian Resources Corp.	836,005	10,985,106
Total		24,338,696

Personal Care Products 2.06%
BellRing Brands, Inc.*	144,705	7,654,895

Professional Services 4.33%
ICF International, Inc.	41,794	5,849,070
TrueBlue, Inc.*	250,693	3,494,661
WNS Holdings Ltd. ADR*	113,581	6,755,798
Total		16,099,529

Real Estate Management & Development 1.78%
Marcus & Millichap, Inc.	191,958	6,605,275

Semiconductors & Semiconductor Equipment 1.76%
FormFactor, Inc.*	173,411	6,516,785

Software 2.21%
CommVault Systems, Inc.*	111,772	8,224,184

Specialty Retail 4.22%
Academy Sports & Outdoors, Inc.	125,538	6,386,118
Boot Barn Holdings, Inc.*	45,100	3,304,928
Valvoline, Inc.	174,552	5,976,661
Total		15,667,707

Trading Companies & Distributors 1.43%
MRC Global, Inc.*	514,978	5,324,873
Total Common Stocks (cost $330,178,608)		366,608,708

See Notes to Financial Statements.	25

Schedule of Investments (concluded)

SMALL CAP VALUE FUND November 30, 2023

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.39%

Repurchase Agreements 1.39%

Repurchase Agreement dated 11/30/2023, 2.800% due 12/1/2023 with Fixed Income Clearing Corp. collateralized by $5,746,400 of U.S. Treasury Note at 0.750% due 3/31/2026; value: $5,269,179; proceeds: $5,166,236 (cost $5,165,834)	$5,165,834	$5,165,834
Total Investments in Securities 100.08% (cost $335,344,442)		371,774,542
Other Assets and Liabilities – Net (0.08)%		(310,201)
Net Assets 100.00%		$371,464,341

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$366,608,708	$–	$–	$366,608,708
Short-Term Investments
Repurchase Agreements	–	5,165,834	–	5,165,834
Total	$366,608,708	$5,165,834	$–	$371,774,542

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

26	See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2023

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,781,631,584	$330,610,530	$335,344,442
Investments in securities, at fair value including $0, $2,068,190 and $0, respectively, of securities loaned	$3,618,569,253	$417,999,155	$371,774,542
Cash	59	–	3
Foreign cash, at value (cost $554,642, $0 and $1, respectively)	551,023	–	1
Receivables:
Investment securities sold	16,344,056	18,077,687	1,201,094
Interest and dividends	6,632,661	57,928	353,491
Capital shares sold	3,803,549	447,194	44,378
From advisor (See Note 3)	5,088	60,961	–
Securities lending income receivable	–	970	441
Prepaid expenses and other assets	97,493	74,490	73,951
Total assets	3,646,003,182	436,718,385	373,447,901
LIABILITIES:
Payables:
Investment securities purchased	9,402,395	15,416,145	881,323
Capital shares reacquired	3,238,118	796,389	421,469
Management fee	1,528,876	214,053	223,606
12b-1 distribution plan	532,374	76,570	64,651
Directors’ fees	346,938	104,654	234,720
Fund administration	116,755	13,172	11,926
Payable for collateral due to broker for securities lending	–	2,209,772	–
Accrued expenses	519,762	183,955	145,865
Total liabilities	15,685,218	19,014,710	1,983,560
NET ASSETS	$3,630,317,964	$417,703,675	$371,464,341
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,782,938,046	$420,405,767	$337,270,706
Total distributable earnings (loss)	847,379,918	(2,702,092)	34,193,635
Net Assets	$3,630,317,964	$417,703,675	$371,464,341

See Notes to Financial Statements.	27

Statements of Assets and Liabilities (concluded)

November 30, 2023

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$2,215,523,184	$307,287,669	$178,083,558
Class C Shares	$135,084,859	$7,906,598	$3,635,100
Class F Shares	$60,941,145	$3,825,390	$2,732,105
Class F3 Shares	$291,252,246	$47,317,943	$28,053,250
Class I Shares	$889,207,206	$28,361,742	$138,026,583
Class P Shares	$849,677	$2,754,246	$11,877,254
Class R2 Shares	$1,282,246	$683,451	$519,552
Class R3 Shares	$13,538,943	$9,339,974	$2,816,052
Class R4 Shares	$6,633,380	$1,695,438	$398,464
Class R5 Shares	$257,350	$47,173	$283,608
Class R6 Shares	$15,747,728	$8,484,051	$5,038,815
Outstanding shares by class:
Class A Shares (538.13, 198 and 378 million shares of common stock authorized, $.001 par value)	117,533,611	16,637,031	13,053,839
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	7,293,958	749,667	1,258,780
Class F Shares (144.38, 66 and 63 million shares of common stock authorized, $.001 par value)	3,209,642	193,134	197,287
Class F3 Shares (88.13, 66 and 63 million shares of common stock authorized, $.001 par value)	15,130,910	2,057,640	1,519,945
Class I Shares (144.38, 131 and 315 million shares of common stock authorized, $.001 par value)	46,549,647	1,247,598	7,561,834
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	44,726	157,289	960,620
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	67,107	40,980	43,114
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	723,044	538,634	226,352
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	352,325	91,789	29,123
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	13,477	2,073	15,511
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	818,369	369,033	273,123
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.85	$18.47	$13.64
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$20.00	$19.60	$14.47
Class C Shares-Net asset value	$18.52	$10.55	$2.89
Class F Shares-Net asset value	$18.99	$19.81	$13.85
Class F3 Shares-Net asset value	$19.25	$23.00	$18.46
Class I Shares-Net asset value	$19.10	$22.73	$18.25
Class P Shares-Net asset value	$19.00	$17.51	$12.36
Class R2 Shares-Net asset value	$19.11	$16.68	$12.05
Class R3 Shares-Net asset value	$18.72	$17.34	$12.44
Class R4 Shares-Net asset value	$18.83	$18.47	$13.68
Class R5 Shares-Net asset value	$19.10	$22.76	$18.28
Class R6 Shares-Net asset value	$19.24	$22.99	$18.45

28	See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2023

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $170,715, $957 and $65,312, respectively)	$59,770,780	$1,178,759	$5,650,814
Securities lending net income	19,378	131,073	603
Interest and other	1,246,427	212,575	101,797
Interest earned from Interfund Lending (See Note 11)	2,606	–	–
Total investment income	61,039,191	1,522,407	5,753,214
Expenses:
Management fee	18,626,468	2,837,362	2,914,399
12b-1 distribution plan–Class A	5,367,786	810,724	463,041
12b-1 distribution plan–Class C	1,426,552	107,987	42,438
12b-1 distribution plan–Class F	111,384	6,862	3,522
12b-1 distribution plan–Class P	3,862	12,030	54,312
12b-1 distribution plan–Class R2	7,182	4,930	3,645
12b-1 distribution plan–Class R3	61,441	48,734	13,786
12b-1 distribution plan–Class R4	12,048	4,577	1,027
Shareholder servicing	2,088,940	500,989	241,096
Fund administration	1,422,569	174,607	155,435
Registration	258,298	166,569	160,530
Reports to shareholders	225,052	55,502	31,489
Directors’ fees	98,003	12,355	10,905
Professional	96,861	55,803	48,609
Custody	35,099	12,326	7,734
Other	146,088	71,931	63,726
Gross expenses	29,987,633	4,883,288	4,215,694
Expense reductions (See Note 9)	(37,276)	(5,275)	(3,208)
Fees waived and expenses reimbursed (See Note 3)	(146,483)	(827,178)	(7,734)
Net expenses	29,803,874	4,050,835	4,204,752
Net investment income (loss)	31,235,317	(2,528,428)	1,548,462
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	34,176,952	(18,395,239)	(1,867,483)
Net realized gain (loss) on futures contracts	(702,665)	–	–
Net realized gain (loss) on foreign currency related transactions	21,019	(10,223)	938
Net change in unrealized appreciation/depreciation on investments	194,612,353	8,076,027	17,551,836
Net change in unrealized appreciation/depreciation on futures contracts	(1,738,176)	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	18,574	4,479	–
Net realized and unrealized gain (loss)	226,388,057	(10,324,956)	15,685,291
Net Increase (Decrease) in Net Assets Resulting From Operations	$257,623,374	$(12,853,384)	$17,233,753

See Notes to Financial Statements.	29

Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022
Operations:
Net investment income (loss)	$31,235,317	$32,073,609
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	33,495,306	171,363,121
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	192,892,751	(353,462,978)
Net increase (decrease) in net assets resulting from operations	257,623,374	(150,026,248)
Distributions to shareholders:
Class A	(115,891,096)	(187,316,611)
Class C	(7,327,812)	(14,168,143)
Class F	(9,201,697)	(36,016,325)
Class F3	(15,991,836)	(25,251,736)
Class I	(44,519,339)	(7,544,889)
Class P	(45,894)	(82,023)
Class R2	(58,895)	(106,750)
Class R3	(560,244)	(1,044,575)
Class R4	(227,844)	(354,030)
Class R5	(13,874)	(48,541)
Class R6	(886,856)	(1,526,187)
Total distributions to shareholders	(194,725,387)	(273,459,810)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	484,252,301	1,264,274,921
Reinvestment of distributions	186,549,086	258,637,094
Cost of shares reacquired	(802,698,819)	(855,467,499)
Net increase (decrease) in net assets resulting from capital share transactions	(131,897,432)	667,444,516
Net increase (decrease) in net assets	(68,999,445)	243,958,458
NET ASSETS:
Beginning of year	$3,699,317,409	$3,455,358,951
End of year	$3,630,317,964	$3,699,317,409

30	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022

$(2,528,428)	$(2,115,051)	$1,548,462	$1,779,198

(18,405,462)	(66,646,312)	(1,866,545)	12,592,607

8,080,506	(186,567,471)	17,551,836	(61,677,429)

(12,853,384)	(255,328,834)	17,233,753	(47,305,624)

–	(83,797,875)	(6,623,856)	(35,765,288)
–	(6,139,071)	(716,290)	(3,064,012)
–	(7,283,725)	(198,561)	(2,266,439)
–	(7,914,378)	(788,836)	(3,663,260)
–	(28,674,260)	(4,430,653)	(45,096,355)
–	(605,809)	(444,303)	(2,352,057)
–	(217,049)	(19,262)	(101,786)
–	(2,462,358)	(94,985)	(783,204)
–	(414,079)	(15,935)	(239,313)
–	(25,821)	(8,029)	(39,639)
–	(1,672,402)	(167,000)	(969,024)
–	(139,206,827)	(13,507,710)	(94,340,377)

87,450,199	165,563,531	32,915,003	40,339,547
–	134,800,683	12,991,119	91,210,871
(133,294,147)	(348,001,750)	(86,954,732)	(273,202,509)

(45,843,948)	(47,637,536)	(41,048,610)	(141,652,091)
(58,697,332)	(442,173,197)	(37,322,567)	(283,298,092)

$476,401,007	$918,574,204	$408,786,908	$692,085,000
$417,703,675	$476,401,007	$371,464,341	$408,786,908

See Notes to Financial Statements.	31

Financial Highlights

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2023	$18.54	$0.15	$1.14	$1.29	$(0.15)	$(0.83)	$(0.98)
11/30/2022	21.23	0.17	(1.20)	(1.03)	(0.18)	(1.48)	(1.66)
11/30/2021	17.82	0.16	3.83	3.99	(0.15)	(0.43)	(0.58)
11/30/2020	16.38	0.17	2.17	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.75	0.25	1.64	1.89	(0.23)	(1.03)	(1.26)
Class C
11/30/2023	18.23	0.01	1.12	1.13	(0.01)	(0.83)	(0.84)
11/30/2022	20.90	0.03	(1.17)	(1.14)	(0.05)	(1.48)	(1.53)
11/30/2021	17.55	0.01	3.78	3.79	(0.01)	(0.43)	(0.44)
11/30/2020	16.14	0.06	2.13	2.19	(0.08)	(0.70)	(0.78)
11/30/2019	15.54	0.13	1.62	1.75	(0.12)	(1.03)	(1.15)
Class F
11/30/2023	18.65	0.18	1.16	1.34	(0.17)	(0.83)	(1.00)
11/30/2022	21.32	0.22	(1.20)	(0.98)	(0.21)	(1.48)	(1.69)
11/30/2021	17.87	0.21	3.84	4.05	(0.17)	(0.43)	(0.60)
11/30/2020	16.41	0.21	2.18	2.39	(0.23)	(0.70)	(0.93)
11/30/2019	15.77	0.29	1.63	1.92	(0.25)	(1.03)	(1.28)
Class F3
11/30/2023	18.91	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.60	0.24	(1.22)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.23	3.89	4.12	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
Class I
11/30/2023	18.78	0.19	1.15	1.34	(0.19)	(0.83)	(1.02)
11/30/2022	21.48	0.25	(1.24)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.02	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.20	2.41	(0.24)	(0.70)	(0.94)
11/30/2019	15.91	0.29	1.65	1.94	(0.27)	(1.03)	(1.30)
Class P
11/30/2023	18.68	0.11	1.15	1.26	(0.11)	(0.83)	(0.94)
11/30/2022	21.37	0.14	(1.20)	(1.06)	(0.15)	(1.48)	(1.63)
11/30/2021	17.93	0.12	3.86	3.98	(0.11)	(0.43)	(0.54)
11/30/2020	16.48	0.14	2.18	2.32	(0.17)	(0.70)	(0.87)
11/30/2019	15.83	0.22	1.65	1.87	(0.19)	(1.03)	(1.22)

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$18.85	7.58	0.90	0.90	0.82	$2,215,523	35
18.54	(5.30)	0.92	0.92	0.95	2,213,259	47
21.23	22.95	0.91	0.91	0.82	2,368,031	39
17.82	15.10	0.95	0.95	1.10	1,925,498	59
16.38	13.59	0.95	0.95	1.62	1,731,882	51

18.52	6.77	1.65	1.65	0.06	135,085	35
18.23	(6.00)	1.67	1.67	0.19	158,789	47
20.90	22.07	1.66	1.66	0.07	193,493	39
17.55	14.21	1.70	1.70	0.37	176,775	59
16.14	12.72	1.70	1.70	0.87	216,647	51

18.99	7.84	0.65	0.75	0.99	60,941	35
18.65	(5.05)	0.67	0.77	1.16	184,824	47
21.32	23.29	0.66	0.76	1.07	467,768	39
17.87	15.38	0.70	0.80	1.35	330,470	59
16.41	13.81	0.70	0.80	1.87	296,993	51

19.25	7.86	0.59	0.59	1.12	291,252	35
18.91	(4.95)	0.60	0.60	1.26	295,542	47
21.60	23.34	0.60	0.60	1.14	314,607	39
18.11	15.50	0.62	0.62	1.43	240,767	59
16.62	13.90	0.63	0.63	1.95	205,183	51

19.10	7.80	0.65	0.65	1.07	889,207	35
18.78	(5.04)	0.67	0.67	1.39	812,893	47
21.48	23.27	0.66	0.66	1.08	70,953	39
18.02	15.42	0.70	0.70	1.35	44,354	59
16.55	13.87	0.70	0.70	1.87	42,809	51

19.00	7.36	1.10	1.10	0.61	850	35
18.68	(5.46)	1.12	1.12	0.74	913	47
21.37	22.72	1.12	1.12	0.61	1,074	39
17.93	14.83	1.15	1.15	0.90	1,092	59
16.48	13.36	1.15	1.15	1.42	1,137	51

See Notes to Financial Statements.	33

Financial Highlights (concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2023	$18.78	$0.08	$1.16	$1.24	$(0.08)	$(0.83)	$(0.91)
11/30/2022	21.48	0.11	(1.22)	(1.11)	(0.11)	(1.48)	(1.59)
11/30/2021	18.02	0.10	3.87	3.97	(0.08)	(0.43)	(0.51)
11/30/2020	16.55	0.12	2.19	2.31	(0.14)	(0.70)	(0.84)
11/30/2019	15.90	0.19	1.67	1.86	(0.18)	(1.03)	(1.21)
Class R3
11/30/2023	18.43	0.10	1.13	1.23	(0.11)	(0.83)	(0.94)
11/30/2022	21.11	0.13	(1.19)	(1.06)	(0.14)	(1.48)	(1.62)
11/30/2021	17.72	0.11	3.81	3.92	(0.10)	(0.43)	(0.53)
11/30/2020	16.29	0.13	2.16	2.29	(0.16)	(0.70)	(0.86)
11/30/2019	15.67	0.21	1.63	1.84	(0.19)	(1.03)	(1.22)
Class R4
11/30/2023	18.53	0.15	1.13	1.28	(0.15)	(0.83)	(0.98)
11/30/2022	21.21	0.17	(1.18)	(1.01)	(0.19)	(1.48)	(1.67)
11/30/2021	17.80	0.16	3.82	3.98	(0.14)	(0.43)	(0.57)
11/30/2020	16.36	0.18	2.16	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.74	0.25	1.63	1.88	(0.23)	(1.03)	(1.26)
Class R5
11/30/2023	18.77	0.19	1.16	1.35	(0.19)	(0.83)	(1.02)
11/30/2022	21.47	0.21	(1.20)	(0.99)	(0.23)	(1.48)	(1.71)
11/30/2021	18.01	0.22	3.86	4.08	(0.19)	(0.43)	(0.62)
11/30/2020	16.55	0.21	2.19	2.40	(0.24)	(0.70)	(0.94)
11/30/2019	15.90	0.29	1.66	1.95	(0.27)	(1.03)	(1.30)
Class R6
11/30/2023	18.90	0.20	1.16	1.36	(0.19)	(0.83)	(1.02)
11/30/2022	21.59	0.23	(1.21)	(0.98)	(0.23)	(1.48)	(1.71)
11/30/2021	18.11	0.22	3.89	4.11	(0.20)	(0.43)	(0.63)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

34	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$19.11	7.21	1.25	1.25	0.47	$1,282	35
18.78	(5.64)	1.27	1.27	0.60	1,207	47
21.48	22.56	1.26	1.26	0.49	1,427	39
18.02	14.67	1.30	1.30	0.76	951	59
16.55	13.16	1.30	1.30	1.26	1,045	51

18.72	7.32	1.15	1.15	0.58	13,539	35
18.43	(5.53)	1.17	1.17	0.69	10,852	47
21.11	22.66	1.16	1.16	0.56	13,953	39
17.72	14.81	1.20	1.20	0.86	13,802	59
16.29	13.31	1.20	1.20	1.37	16,221	51

18.83	7.55	0.90	0.90	0.82	6,633	35
18.53	(5.30)	0.92	0.92	0.94	4,194	47
21.21	22.96	0.91	0.91	0.80	4,441	39
17.80	15.10	0.95	0.95	1.12	4,144	59
16.36	13.54	0.95	0.95	1.62	5,504	51

19.10	7.86	0.65	0.65	1.07	257	35
18.77	(5.09)	0.67	0.67	1.14	291	47
21.47	23.28	0.66	0.66	1.09	620	39
18.01	15.36	0.70	0.70	1.34	395	59
16.55	13.87	0.70	0.70	1.89	272	51

19.24	7.87	0.59	0.59	1.12	15,748	35
18.90	(5.00)	0.60	0.60	1.26	16,552	47
21.59	23.34	0.60	0.60	1.13	18,992	39
18.11	15.50	0.62	0.62	1.43	16,977	59
16.62	13.97	0.63	0.63	1.95	13,012	51

See Notes to Financial Statements.	35

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
11/30/2023	$18.95	$(0.11)	$(0.37)	$(0.48)	$–	$18.47
11/30/2022	31.15	(0.08)	(7.20)	(7.28)	(4.92)	18.95
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
Class C
11/30/2023	10.91	(0.14)	(0.22)	(0.36)	–	10.55
11/30/2022	20.21	(0.14)	(4.24)	(4.38)	(4.92)	10.91
11/30/2021	22.45	(0.30)	2.58	2.28	(4.52)	20.21
11/30/2020	18.01	(0.20)	5.99	5.79	(1.35)	22.45
11/30/2019	15.93	(0.19)	3.41	3.22	(1.14)	18.01
Class F
11/30/2023	20.30	(0.10)	(0.39)	(0.49)	–	19.81
11/30/2022	32.95	(0.06)	(7.67)	(7.73)	(4.92)	20.30
11/30/2021	33.64	(0.18)	4.01	3.83	(4.52)	32.95
11/30/2020	26.09	(0.08)	8.98	8.90	(1.35)	33.64
11/30/2019	22.33	(0.06)	4.96	4.90	(1.14)	26.09
Class F3
11/30/2023	23.52	(0.06)	(0.46)	(0.52)	–	23.00
11/30/2022	37.32	(0.02)	(8.86)	(8.88)	(4.92)	23.52
11/30/2021	37.47	(0.14)	4.51	4.37	(4.52)	37.32
11/30/2020	28.86	(0.05)	10.01	9.96	(1.35)	37.47
11/30/2019	24.53	(0.02)	5.49	5.47	(1.14)	28.86
Class I
11/30/2023	23.27	(0.08)	(0.46)	(0.54)	–	22.73
11/30/2022	37.00	(0.02)	(8.79)	(8.81)	(4.92)	23.27
11/30/2021	37.21	(0.17)	4.48	4.31	(4.52)	37.00
11/30/2020	28.69	(0.02)	9.89	9.87	(1.35)	37.21
11/30/2019	24.41	(0.04)	5.46	5.42	(1.14)	28.69
Class P
11/30/2023	18.01	(0.14)	(0.36)	(0.50)	–	17.51
11/30/2022	29.90	(0.12)	(6.85)	(6.97)	(4.92)	18.01
11/30/2021	31.01	(0.27)	3.68	3.41	(4.52)	29.90
11/30/2020	24.24	(0.15)	8.27	8.12	(1.35)	31.01
11/30/2019	20.90	(0.13)	4.61	4.48	(1.14)	24.24

36	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(2.48)	0.96	1.16	(0.61)	$307,288	149
(27.23)	1.05	1.19	(0.40)	356,219	118
12.09	1.06	1.17	(0.71)	531,845	68
35.75	1.10	1.19	(0.42)	492,772	50
23.48	1.16	1.16	(0.39)	385,588	27

(3.30)	1.71	1.91	(1.38)	7,907	149
(27.73)	1.80	1.94	(1.16)	15,434	118
11.24	1.81	1.92	(1.47)	25,235	68
34.73	1.85	1.94	(1.15)	26,782	50
22.58	1.91	1.91	(1.14)	26,860	27

(2.36)	0.81	1.01	(0.51)	3,825	149
(27.09)	0.90	1.04	(0.29)	16,775	118
12.22	0.91	1.02	(0.57)	48,943	68
35.95	0.94	1.04	(0.28)	42,530	50
23.69	1.01	1.01	(0.24)	23,271	27

(2.17)	0.63	0.78	(0.28)	47,318	149
(26.98)	0.71	0.85	(0.06)	48,091	118
12.44	0.73	0.84	(0.39)	59,660	68
36.18	0.77	0.86	(0.15)	26,711	50
23.90	0.86	0.86	(0.08)	7,986	27

(2.23)	0.71	0.90	(0.34)	28,362	149
(27.03)	0.81	0.94	(0.06)	14,742	118
12.35	0.81	0.92	(0.48)	217,472	68
36.08	0.86	0.94	(0.05)	193,878	50
23.81	0.91	0.91	(0.15)	374,814	27

(2.72)	1.16	1.36	(0.81)	2,754	149
(27.35)	1.25	1.39	(0.60)	2,643	118
11.86	1.26	1.37	(0.92)	3,657	68
35.51	1.30	1.39	(0.60)	3,432	50
23.23	1.36	1.36	(0.58)	3,286	27

See Notes to Financial Statements.	37

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R2
11/30/2023	$17.18	$(0.16)	$(0.34)	$(0.50)	$–	$16.68
11/30/2022	28.79	(0.14)	(6.55)	(6.69)	(4.92)	17.18
11/30/2021	30.06	(0.31)	3.56	3.25	(4.52)	28.79
11/30/2020	23.57	(0.18)	8.02	7.84	(1.35)	30.06
11/30/2019	20.39	(0.16)	4.48	4.32	(1.14)	23.57
Class R3
11/30/2023	17.84	(0.15)	(0.35)	(0.50)	–	17.34
11/30/2022	29.68	(0.13)	(6.79)	(6.92)	(4.92)	17.84
11/30/2021	30.83	(0.28)	3.65	3.37	(4.52)	29.68
11/30/2020	24.11	(0.16)	8.23	8.07	(1.35)	30.83
11/30/2019	20.81	(0.14)	4.58	4.44	(1.14)	24.11
Class R4
11/30/2023	18.96	(0.11)	(0.38)	(0.49)	–	18.47
11/30/2022	31.15	(0.08)	(7.19)	(7.27)	(4.92)	18.96
11/30/2021	32.07	(0.22)	3.82	3.60	(4.52)	31.15
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
Class R5
11/30/2023	23.30	(0.08)	(0.46)	(0.54)	–	22.76
11/30/2022	37.03	(0.06)	(8.75)	(8.81)	(4.92)	23.30
11/30/2021	37.24	(0.17)	4.48	4.31	(4.52)	37.03
11/30/2020	28.71	(0.05)	9.93	9.88	(1.35)	37.24
11/30/2019	24.43	(0.04)	5.46	5.42	(1.14)	28.71
Class R6
11/30/2023	23.52	(0.06)	(0.47)	(0.53)	–	22.99
11/30/2022	37.31	(0.02)	(8.85)	(8.87)	(4.92)	23.52
11/30/2021	37.46	(0.15)	4.52	4.37	(4.52)	37.31
11/30/2020	28.86	(0.03)	9.98	9.95	(1.35)	37.46
11/30/2019	24.53	(0.03)	5.50	5.47	(1.14)	28.86

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

38	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:

Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

(2.85)	1.31	1.51	(0.97)	$ 683	149
(27.44)	1.40	1.54	(0.77)	858	118
11.68	1.41	1.52	(1.07)	1,257	68
35.26	1.45	1.54	(0.76)	987	50
23.13	1.51	1.51	(0.75)	748	27

(2.75)	1.21	1.41	(0.86)	9,340	149
(27.39)	1.30	1.44	(0.65)	10,319	118
11.79	1.31	1.42	(0.97)	15,075	68
35.43	1.35	1.44	(0.65)	16,868	50
23.18	1.41	1.41	(0.64)	15,908	27

(2.53)	0.96	1.16	(0.61)	1,695	149
(27.19)	1.04	1.19	(0.40)	2,038	118
12.08	1.06	1.17	(0.72)	2,643	68
35.75	1.09	1.19	(0.45)	1,948	50
23.48	1.16	1.16	(0.40)	1,022	27

(2.27)	0.71	0.90	(0.37)	47	149
(27.01)	0.80	0.94	(0.23)	65	118
12.34	0.81	0.92	(0.46)	194	68
36.09	0.85	0.94	(0.16)	100	50
23.79	0.91	0.91	(0.14)	89	27

(2.21)	0.63	0.78	(0.28)	8,484	149
(26.96)	0.71	0.85	(0.07)	9,216	118
12.44	0.74	0.84	(0.40)	12,593	68
36.20	0.78	0.86	(0.11)	11,488	50
23.86	0.86	0.86	(0.11)	7,181	27

See Notes to Financial Statements.	39

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2023	$13.57	$0.04	$0.51	$0.55	$(0.03)	$(0.45)	$(0.48)
11/30/2022	17.62	0.04	(1.40)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	13.97	0.05	3.76	3.81	(0.16)	–	(0.16)
11/30/2020	17.48	0.11	(0.68)	(0.57)	(0.05)	(2.89)	(2.94)
11/30/2019	20.46	0.04	0.04	0.08	–	(3.06)	(3.06)
Class C
11/30/2023	3.29	(0.01)	0.09	0.08	(0.03)	(0.45)	(0.48)
11/30/2022	6.32	(0.02)	(0.34)	(0.36)	– (c)	(2.67)	(2.67)
11/30/2021	5.12	(0.03)	1.37	1.34	(0.14)	–	(0.14)
11/30/2020	8.23	0.01	(0.22)	(0.21)	(0.01)	(2.89)	(2.90)
11/30/2019	11.50	(0.04)	(0.17)	(0.21)	–	(3.06)	(3.06)
Class F
11/30/2023	13.77	0.06	0.51	0.57	(0.04)	(0.45)	(0.49)
11/30/2022	17.83	0.06	(1.41)	(1.35)	(0.04)	(2.67)	(2.71)
11/30/2021	14.14	0.05	3.82	3.87	(0.18)	–	(0.18)
11/30/2020	17.66	0.13	(0.68)	(0.55)	(0.08)	(2.89)	(2.97)
11/30/2019	20.61	0.06	0.05	0.11	–	(3.06)	(3.06)
Class F3
11/30/2023	18.17	0.11	0.70	0.81	(0.07)	(0.45)	(0.52)
11/30/2022	22.66	0.12	(1.87)	(1.75)	(0.07)	(2.67)	(2.74)
11/30/2021	17.90	0.13	4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.58	0.19	(0.88)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.39	0.12	0.13	0.25	–	(3.06)	(3.06)
Class I
11/30/2023	17.98	0.10	0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.47	0.08	(1.84)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.76	0.12	4.78	4.90	(0.19)	–	(0.19)
11/30/2020	21.45	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.28	0.10	0.13	0.23	–	(3.06)	(3.06)
Class P
11/30/2023	12.35	0.01	0.46	0.47	(0.01)	(0.45)	(0.46)
11/30/2022	16.28	0.01	(1.27)	(1.26)	– (c)	(2.67)	(2.67)
11/30/2021	12.92	0.01	3.48	3.49	(0.13)	–	(0.13)
11/30/2020	16.38	0.08	(0.63)	(0.55)	(0.02)	(2.89)	(2.91)
11/30/2019	19.42	0.01	0.01	0.02	–	(3.06)	(3.06)

40	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$13.64	4.41	1.19	1.19	0.29	$178,084	34
13.57	(9.18)	1.22	1.23	0.31	191,440	54
17.62	27.48	1.17	1.17	0.27	235,845	78
13.97	(4.40)	1.19	1.19	0.87	200,419	72
17.48	2.56	1.20	1.20	0.25	267,864	95

2.89	3.85	1.94	1.94	(0.46)	3,635	34
3.29	(10.03)	1.98	1.99	(0.45)	4,974	54
6.32	26.62	1.92	1.92	(0.54)	7,246	78
5.12	(5.22)	1.94	1.94	0.13	5,484	72
8.23	1.81	1.95	1.95	(0.50)	9,231	95

13.85	4.53	1.05	1.05	0.42	2,732	34
13.77	(8.99)	1.08	1.08	0.39	5,667	54
17.83	27.63	1.02	1.02	0.31	15,604	78
14.14	(4.24)	1.04	1.04	1.03	9,219	72
17.66	2.70	1.05	1.05	0.35	10,522	95

18.46	4.75	0.88	0.88	0.60	28,053	34
18.17	(8.85)	0.88	0.88	0.67	27,967	54
22.66	27.89	0.84	0.84	0.60	30,482	78
17.90	(4.09)	0.86	0.86	1.18	25,733	72
21.58	2.88	0.86	0.86	0.59	29,679	95

18.25	4.66	0.94	0.94	0.54	138,027	34
17.98	(8.95)	0.97	0.97	0.42	157,173	54
22.47	27.81	0.92	0.92	0.53	372,878	78
17.76	(4.18)	0.94	0.94	1.12	332,301	72
21.45	2.85	0.95	0.95	0.50	411,532	95

12.36	4.16	1.39	1.39	0.09	11,877	34
12.35	(9.33)	1.42	1.43	0.11	12,171	54
16.28	27.22	1.37	1.37	0.09	14,393	78
12.92	(4.63)	1.39	1.39	0.67	14,958	72
16.38	2.41	1.40	1.40	0.05	20,819	95

See Notes to Financial Statements.	41

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2023	$12.06	$(0.01)		$0.45	$0.44	$–	$(0.45)	$(0.45)
11/30/2022	15.98	–	(c)	(1.25)	(1.25)	– (c)	(2.67)	(2.67)
11/30/2021	12.69	(0.01)		3.41	3.40	(0.11)	–	(0.11)
11/30/2020	16.14	0.06		(0.62)	(0.56)	–	(2.89)	(2.89)
11/30/2019	19.21	(0.01)		– (c)	(0.01)	–	(3.06)	(3.06)
Class R3
11/30/2023	12.42	0.01		0.46	0.47	–	(0.45)	(0.45)
11/30/2022	16.37	–	(c)	(1.28)	(1.28)	– (c)	(2.67)	(2.67)
11/30/2021	12.99	–	(c)	3.50	3.50	(0.12)	–	(0.12)
11/30/2020	16.46	0.07		(0.63)	(0.56)	(0.02)	(2.89)	(2.91)
11/30/2019	19.50	–	(c)	0.02	0.02	–	(3.06)	(3.06)
Class R4
11/30/2023	13.61	0.04		0.50	0.54	(0.02)	(0.45)	(0.47)
11/30/2022	17.66	0.01		(1.37)	(1.36)	(0.02)	(2.67)	(2.69)
11/30/2021	14.00	0.05		3.77	3.82	(0.16)	–	(0.16)
11/30/2020	17.49	0.11		(0.69)	(0.58)	(0.02)	(2.89)	(2.91)
11/30/2019	20.47	0.05		0.03	0.08	–	(3.06)	(3.06)
Class R5
11/30/2023	18.01	0.10		0.68	0.78	(0.06)	(0.45)	(0.51)
11/30/2022	22.50	0.10		(1.86)	(1.76)	(0.06)	(2.67)	(2.73)
11/30/2021	17.78	0.07		4.84	4.91	(0.19)	–	(0.19)
11/30/2020	21.47	0.18		(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.31	0.13		0.09	0.22	–	(3.06)	(3.06)
Class R6
11/30/2023	18.17	0.11		0.69	0.80	(0.07)	(0.45)	(0.52)
11/30/2022	22.65	0.12		(1.86)	(1.74)	(0.07)	(2.67)	(2.74)
11/30/2021	17.89	0.13		4.82	4.95	(0.19)	–	(0.19)
11/30/2020	21.57	0.18		(0.87)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.38	0.11		0.14	0.25	–	(3.06)	(3.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

42	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$12.05	4.02	1.54	1.54	(0.06)	$520	34
12.06	(9.46)	1.58	1.58	(0.02)	521	54
15.98	27.00	1.52	1.52	(0.08)	607	78
12.69	(4.74)	1.54	1.54	0.52	441	72
16.14	2.25	1.55	1.55	(0.09)	603	95

12.44	4.15	1.44	1.44	0.05	2,816	34
12.42	(9.41)	1.48	1.48	0.03	2,663	54
16.37	27.18	1.42	1.42	0.02	4,829	78
12.99	(4.67)	1.44	1.44	0.62	4,354	72
16.46	2.33	1.45	1.45	0.01	5,713	95

13.68	4.37	1.19	1.19	0.28	398	34
13.61	(9.14)	1.21	1.22	0.07	458	54
17.66	27.51	1.17	1.17	0.27	1,564	78
14.00	(4.43)	1.19	1.19	0.84	1,218	72
17.49	2.55	1.20	1.20	0.28	2,750	95

18.28	4.66	0.94	0.94	0.54	284	34
18.01	(8.93)	0.97	0.98	0.56	283	54
22.50	27.83	0.92	0.92	0.33	326	78
17.78	(4.17)	0.94	0.94	1.15	26	72
21.47	2.85	0.93	0.93	0.64	55	95

18.45	4.70	0.88	0.88	0.60	5,039	34
18.17	(8.81)	0.88	0.88	0.64	5,470	54
22.65	27.91	0.84	0.84	0.60	8,311	78
17.89	(4.10)	0.86	0.86	1.18	7,798	72
21.57	2.89	0.86	0.86	0.54	8,129	95

See Notes to Financial Statements.	43

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes at November 30, 2023: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the C shares have been held at least eight years. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on

Notes to Financial Statements (continued)

non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2020 through November 30, 2023. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares

Notes to Financial Statements (continued)

based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing

Notes to Financial Statements (continued)

model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2023 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Dividend Growth Fund

First $2 billion	.55%
Over $2 billion	.49%

Growth Opportunities Fund

First $1 billion	.65%
Next $3 billion	.63%
Next $1 billion	.60%
Over $5 billion	.58%

Small Cap Value Fund

First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2023, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Dividend Growth Fund	.52%
Growth Opportunities Fund	.46%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the fiscal year ended November 30, 2023.

Fund	Fund Administration Fee
Dividend Growth Fund	$35,099
Growth Opportunities Fund	12,326
Small Cap Value Fund	7,734

For the fiscal year ended November 30, 2023, and continuing through March 31, 2024 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding certain of the Funds’ expenses to the following annual rates:

	Classes
Fund	A, C, F, I, P, R2, R3, and R5	F3 and R6
Growth Opportunities Fund	.71%	.63%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b–1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	0.25%	0.25%	–	0.25%	0.25%	0.25%	0.25%
Distribution	–	0.75%	0.10%	0.20%	0.35%	0.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the fiscal year ended November 30, 2023 and continuing through March 31, 2024 the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2023:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$202,013	$1,168,177
Growth Opportunities Fund	26,878	149,845
Small Cap Value Fund	12,931	70,511

The Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2023:

	Class A	Class C
Dividend Growth Fund	$10,944	$6,617
Growth Opportunities Fund	1,193	1,005
Small Cap Value Fund	7,353	667

Other Related Parties

As of November 30, 2023, the percentages of Dividend Growth Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Dividend Growth Fund	Small Cap Value Fund
Alpha Strategy Fund	–	25.39%
Multi-Asset Balanced Opportunity Fund	10.24%	–
Multi-Asset Income Fund	2.47%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$31,193,274	$163,532,113	$–	$194,725,387
Growth Opportunities Fund	–	–	–	–	–
Small Cap Value Fund	–	1,076,186	12,431,524	–	13,507,710

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2022 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Dividend Growth Fund	$–	$46,384,703	$227,075,107	$–	$273,459,810
Growth Opportunities Fund	–	12,932,550	126,274,277	–	139,206,827
Small Cap Value Fund	–	14,533,566	79,806,811	–	94,340,377

As of November 30, 2023, the components of distributable earnings (loss) on a tax basis were as follows

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Dividend Growth Fund	$–	$6,880,887	$20,608,042	$–	$820,237,927	$(346,938)	$847,379,918
Growth Opportunities Fund	–	–	–	(84,736,079)	82,138,641	(104,654)	(2,702,092)
Small Cap Value Fund	–	732,998	–	(1,685,766)	35,381,123	(234,720)	34,193,635

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Growth Opportunities Fund	$(82,363,720)	$–	$(82,363,720)
Small Cap Value Fund	(900,773)	(784,993)	(1,685,766)

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Growth Opportunities Fund	$(2,372,359)	$–	$–

As of November 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$2,798,348,228	$874,771,037	$(54,550,012)	$820,221,025
Growth Opportunities Fund	335,860,328	90,073,560	(7,934,733)	82,138,827
Small Cap Value Fund	336,393,419	62,211,278	(26,830,155)	35,381,123

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to the tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings (Loss	)	Paid-in Capital
Dividend Growth Fund	$ (202,117)		$ 202,117
Growth Opportunities Fund	2,056,432		(2,056,432)

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2023 were as follows:

	Purchases	Sales
Dividend Growth Fund	$1,246,180,587	$1,528,826,157
Growth Opportunities Fund	643,014,574	692,770,198
Small Cap Value Fund	132,460,743	186,945,699

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2023.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended November 30, 2023, Growth Opportunities engaged in cross-trade sales of $2,177,023 which resulted in a net realized gain (loss) of $58,510.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the fiscal year ended November 30, 2023 (as described in Note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of November 30, 2023, the Fund did not have any futures contracts. Amounts of $(702,665) and $(1,738,176) are included in the Statements of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the year was 41.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

	Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$26,723,124	$–	$26,723,124
Total	$26,723,124	$–	$26,723,124

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$26,723,124	$–	$–	$(26,723,124)	$–
Total	$26,723,124	$–	$–	$(26,723,124)	$–

	Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$3,974,370	$–	$3,974,370
Total	$3,974,370	$–	$3,974,370

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,974,370	$–	$–	$(3,974,370)	$–
Total	$3,974,370	$–	$–	$(3,974,370)	$–

	Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$5,165,834	$–	$5,165,834
Total	$5,165,834	$–	$5,165,834

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$5,165,834	$–	$–	$(5,165,834)	$–
Total	$5,165,834	$–	$–	$(5,165,834)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2023.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an

Notes to Financial Statements (continued)

equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statements of Operations and in Directors’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company had entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses. The arrangement with the Funds’ prior transfer agent was discontinued effective March 6, 2023.

10.	LINE OF CREDIT

For the period ended August 2, 2023, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

For the period ended August 2, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended November 30, 2023, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

Notes to Financial Statements (continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended November 30, 2023, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Dividend Growth Fund	$20,794,381	4.58%	$2,606

*	Statement of Operations location: Interest earned from Interfund Lending.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on each Fund’s Statement of Operations

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (continued)

As of November 30, 2023, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities	Collateral Received(1)
Growth Opportunities Fund	$2,068,190	$2,209,772

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Notes to Financial Statements (continued)

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund	Year Ended November 30, 2023		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold*	10,677,245	$188,678,921	15,162,849	$280,975,313
Reinvestment of distributions	6,670,604	112,605,690	9,144,279	181,816,364
Shares reacquired	(19,162,009)	(338,919,072)	(16,499,115)	(300,875,466)
Increase (decrease)	(1,814,160)	$(37,634,461)	7,808,013	$161,916,211

Class C Shares
Shares sold	1,222,741	$21,189,925	1,823,138	$33,695,485
Reinvestment of distributions	416,951	6,877,111	681,305	13,432,817
Shares reacquired*	(3,054,272)	(52,932,246)	(3,054,448)	(54,892,382)
Decrease	(1,414,580)	$(24,865,210)	(550,005)	$(7,764,080)

Notes to Financial Statements (continued)

Dividend Growth Fund	Year Ended November 30, 2023		Year Ended November 30, 2022
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	722,786	$12,893,398	6,321,009	$118,356,178
Reinvestment of distributions	537,743	9,113,225	1,445,561	29,009,624
Shares reacquired	(7,961,273)	(142,808,942)	(19,801,453)	(359,995,340)
Decrease	(6,700,744)	$(120,802,319)	(12,034,883)	$(212,629,538)

Class F3 Shares
Shares sold	2,191,018	$39,548,182	3,266,406	$61,508,897
Reinvestment of distributions	926,703	15,990,267	1,248,580	25,228,028
Shares reacquired	(3,619,205)	(65,552,023)	(3,447,363)	(64,450,170)
Increase (decrease)	(501,484)	$(10,013,574)	1,067,623	$22,286,755

Class I Shares
Shares sold	11,768,738	$212,182,107	44,481,407	$784,118,700
Reinvestment of distributions	2,381,279	40,816,261	364,558	7,073,222
Shares reacquired	(10,888,590)	(195,057,892)	(4,861,711)	(86,442,477)
Increase	3,261,427	$57,940,476	39,984,254	$704,749,445

Class P Shares
Shares sold	5,658	$100,111	8,439	$155,918
Reinvestment of distributions	2,702	45,894	4,081	82,023
Shares reacquired	(12,506)	(223,559)	(13,897)	(260,779)
Decrease	(4,146)	$(77,554)	(1,377)	$(22,838)

Class R2 Shares
Shares sold	3,307	$59,434	8,215	$151,827
Reinvestment of distributions	3,449	58,895	5,279	106,750
Shares reacquired	(3,880)	(68,267)	(15,722)	(280,349)
Increase (decrease)	2,876	$50,062	(2,228)	$(21,772)

Class R3 Shares
Shares sold	265,132	$4,652,843	110,888	$1,993,564
Reinvestment of distributions	33,427	560,244	52,461	1,040,791
Shares reacquired	(164,327)	(2,880,576)	(235,601)	(4,368,191)
Increase (decrease)	134,232	$2,332,511	(72,252)	$(1,333,836)

Class R4 Shares
Shares sold	168,002	$3,075,981	51,661	$963,587
Reinvestment of distributions	8,311	140,244	10,264	203,794
Shares reacquired	(50,402)	(908,270)	(44,904)	(812,647)
Increase	125,911	$2,307,955	17,021	$354,734

Class R5 Shares
Shares sold	7,141	$125,580	12,201	$217,554
Reinvestment of distributions	809	13,874	2,402	48,541
Shares reacquired	(9,981)	(182,420)	(27,966)	(522,090)
Decrease	(2,031)	$(42,966)	(13,363)	$(255,995)

Class R6 Shares
Shares sold	97,203	$1,745,819	198,095	$3,825,575
Reinvestment of distributions	18,982	327,381	29,464	595,140
Shares reacquired	(173,555)	(3,165,552)	(231,285)	(4,255,285)
Increase (decrease)	(57,370)	$(1,092,352)	(3,726)	$165,430

Notes to Financial Statements (continued)

Growth Opportunities Fund	Year Ended November 30, 2023		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold*	2,190,571	$40,600,648	2,253,281	$46,170,481
Reinvestment of distributions	–	–	3,213,000	80,517,771
Shares reacquired	(4,346,989)	(79,849,057)	(3,747,011)	(76,682,766)
Increase (decrease)	(2,156,418)	$(39,248,409)	1,719,270	$50,005,486

Class C Shares
Shares sold	217,475	$2,328,679	253,410	$2,943,778
Reinvestment of distributions	–	–	421,545	6,120,829
Shares reacquired*	(883,021)	(9,281,371)	(508,547)	(6,082,833)
Increase (decrease)	(665,546)	$(6,952,692)	166,408	$2,981,774

Class F Shares
Shares sold	103,435	$1,977,776	232,757	$5,175,555
Reinvestment of distributions	–	–	269,145	7,213,082
Shares reacquired	(736,780)	(14,441,971)	(1,160,697)	(24,638,467)
Decrease	(633,345)	$(12,464,195)	(658,795)	$(12,249,830)

Class F3 Shares
Shares sold	651,716	$14,791,256	775,341	$19,940,134
Reinvestment of distributions	–	–	255,263	7,913,143
Shares reacquired	(638,676)	(14,447,201)	(584,825)	(14,832,505)
Increase	13,040	$344,055	445,779	$13,020,772

Class I Shares
Shares sold	1,017,333	$23,016,141	3,799,895	$88,270,856
Reinvestment of distributions	–	–	934,089	28,667,208
Shares reacquired	(403,304)	(9,066,379)	(9,978,215)	(222,844,316)
Increase (decrease)	614,029	$13,949,762	(5,244,231)	$(105,906,252)

Class P Shares
Shares sold	21,986	$375,774	19,899	$397,547
Reinvestment of distributions	–	–	25,401	605,809
Shares reacquired	(11,505)	(199,306)	(20,826)	(417,146)
Increase	10,481	$176,468	24,474	$586,210

Class R2 Shares
Shares sold	9,380	$154,064	13,059	$251,412
Reinvestment of distributions	–	–	7,664	174,581
Shares reacquired	(18,340)	(293,258)	(14,433)	(262,205)
Increase (decrease)	(8,960)	$(139,194)	6,290	$163,788

Class R3 Shares
Shares sold	154,576	$2,698,543	53,060	$1,037,002
Reinvestment of distributions	–	–	104,161	2,462,358
Shares reacquired	(194,382)	(3,326,484)	(86,716)	(1,751,468)
Increase (decrease)	(39,806)	$(627,941)	70,505	$1,747,892

Class R4 Shares
Shares sold	14,628	$266,808	18,992	$384,113
Reinvestment of distributions	–	–	16,523	414,079
Shares reacquired	(30,347)	(548,054)	(12,855)	(278,260)
Increase (decrease)	(15,719)	$(281,246)	22,660	$519,932

Notes to Financial Statements (continued)

Growth Opportunities Fund	Year Ended November 30, 2023		Year Ended November 30, 2022
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	314	$7,048	461	$11,219
Reinvestment of distributions	–	–	840	25,821
Shares reacquired	(1,048)	(24,144)	(3,743)	(84,631)
Decrease	(734)	$(17,096)	(2,442)	$(47,591)

Class R6 Shares
Shares sold	54,125	$1,233,462	112,793	$2,953,846
Reinvestment of distributions	–	–	22,136	686,002
Shares reacquired	(77,010)	(1,816,922)	(80,562)	(2,099,565)
Increase (decrease)	(22,885)	$(583,460)	54,367	$1,540,283

Small Cap Value Fund	Year Ended November 30, 2023		Year Ended November 30, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold*	1,329,250	$17,960,443	1,260,631	$17,761,783
Reinvestment of distributions	512,362	6,271,310	2,249,110	33,759,143
Shares reacquired	(2,890,442)	(38,903,916)	(2,792,063)	(38,758,250)
Increase (decrease)	(1,048,830)	$(14,672,163)	717,678	$12,762,676

Class C Shares
Shares sold	172,512	$510,034	168,236	$579,621
Reinvestment of distributions	273,188	713,021	832,375	3,054,816
Shares reacquired*	(696,579)	(1,975,991)	(638,284)	(2,221,811)
Increase (decrease)	(250,879)	$(752,936)	362,327	$1,412,626

Class F Shares
Shares sold	101,298	$1,347,637	261,863	$3,738,965
Reinvestment of distributions	14,254	176,897	140,791	2,140,016
Shares reacquired	(329,893)	(4,476,815)	(866,186)	(12,405,525)
Decrease	(214,341)	$(2,952,281)	(463,532)	$(6,526,544)

Class F3 Shares
Shares sold	253,515	$4,566,371	284,072	$5,235,798
Reinvestment of distributions	47,779	788,836	182,870	3,662,892
Shares reacquired	(320,310)	(5,818,157)	(273,215)	(5,109,742)
Increase (decrease)	(19,016)	$(462,950)	193,727	$3,788,948

Class I Shares
Shares sold	294,821	$5,280,192	502,238	$9,212,698
Reinvestment of distributions	270,536	4,420,553	2,269,658	45,030,010
Shares reacquired	(1,742,680)	(31,095,347)	(10,628,062)	(205,965,859)
Decrease	(1,177,323)	$(21,394,602)	(7,856,166)	$(151,723,151)

Class P Shares
Shares sold	91,057	$1,095,171	142,143	$1,768,059
Reinvestment of distributions	39,991	444,295	171,930	2,352,000
Shares reacquired	(155,875)	(1,933,156)	(212,599)	(2,695,077)
Increase (decrease)	(24,827)	$(393,690)	101,474	$1,424,982

Notes to Financial Statements (concluded)

Small Cap Value Fund	Year Ended November 30, 2023		Year Ended November 30, 2022
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	17,041	$195,957	6,576	$85,365
Reinvestment of distributions	1,775	19,259	7,607	101,786
Shares reacquired	(18,875)	(222,280)	(9,018)	(103,918)
Increase (decrease)	(59)	$(7,064)	5,165	$83,233

Class R3 Shares
Shares sold	71,450	$897,197	98,208	$1,214,055
Reinvestment of distributions	8,488	94,985	56,868	783,069
Shares reacquired	(67,934)	(836,904)	(235,757)	(2,933,581)
Increase (decrease)	12,004	$155,278	(80,681)	$(936,457)

Class R4 Shares
Shares sold	4,766	$63,222	20,902	$309,732
Reinvestment of distributions	895	10,978	3,250	48,913
Shares reacquired	(10,209)	(140,412)	(79,048)	(1,177,790)
Decrease	(4,548)	$(66,212)	(54,896)	$(819,145)

Class R5 Shares
Shares sold	352	$6,282	448	$8,281
Reinvestment of distributions	491	8,029	1,995	39,638
Shares reacquired	(1,065)	(18,773)	(1,184)	(22,235)
Increase (decrease)	(222)	$(4,462)	1,259	$25,684

Class R6 Shares
Shares sold	54,857	$992,497	44,261	$865,733
Reinvestment of distributions	2,603	42,956	11,917	238,588
Shares reacquired	(85,433)	(1,532,981)	(121,995)	(2,249,264)
Decrease	(27,973)	$(497,528)	(65,817)	$(1,144,943)

*	Includes automated conversion of Class C shares to Class A shares.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Research Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Research Fund, Inc. (the “Company”) comprising the Lord Abbett Dividend Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Small-Cap Value Series, including the schedules of investments, as of November 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Lord Abbett Research Fund, Inc. as of November 30, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2023, by correspondence with the custodian or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
January 24, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the state of organization. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the investment adviser. Generally, each Board member holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Independent Board Members

The following Independent Board Members also are board members of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Board member since 2011; Board Member Chair (since 2024) Vice Chair (2023)	Principal Occupation: None. Other Directorships: None.

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Board member since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None.

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2012	Principal Occupation: Owner of McTaggart LLC (since 2011). Other Directorships: None.

Charles O. Prince Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1950)	Board member since 2019

Principal Occupation: None. Formerly Chair and Chief Executive Officer, Citigroup, Inc. (Retired 2007).

Other Directorships: Previously served as Director of Johnson & Johnson (2005–2022); Director of Xerox Corporation (2007–2018).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Lorin Patrick Taylor Radtke Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1968)	Board member since 2021

Principal Occupation: Partner and Co-Founder of M Seven 8 Partners LLC, a venture capital firm (since 2016). Formerly Partner, Goldman Sachs (1992–2016).

Other Directorships: Currently serves as Director of Assured Guaranty (since 2021); Virtual Combine (since 2018). Previously served as Director of SummerMoon Coffee (2022); Mariposa Family Learning (2021–2022).

Leah Song Richardson Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1966)	Board member since 2021

Principal Occupation: President of Colorado College (since 2021). Formerly Dean at University of California, Irvine – School of Law (2017–2021); Professor of Law at University of California, Irvine (2014–2017).

Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Board member since 2016

Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (2009–2021).

Other Directorships: Currently serves as Director of Underwriters Laboratories Research Institute (since 2022).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Board member since 2006

Principal Occupation: Chair of Tullis Health Investors – FL LLC (since 2019, CEO from 2012–2018); Formerly CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (1990–2016).

Other Directorships: Currently serves as Chair of Crane Co. (since 2020, Director since 1998), Director of Crane NXT, Co. (since 2023), Director of Alphatec Spine (since 2018). Previously served as Director of Exagen Inc. (2019–2023); Director of electroCore, Inc. (2018–2020).

Interested Board Members

Mr. Sieg is affiliated with Lord Abbett and is an “interested person” of the Fund as defined in the Act. Mr. Sieg is a board member of each of the 15 investment companies in the Lord Abbett Family of Funds, which consist of 64 investment portfolios. Mr. Sieg is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years

Douglas B. Sieg Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Board member since 2016	Principal Occupation: Managing Partner of Lord Abbett (since 2018). Formerly Head of Client Services, joined Lord Abbett in 1994. Other Directorships: None.

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Douglas B. Sieg (1969)	President and Chief Executive Officer	Elected as President and Chief Executive Officer in 2018	Managing Partner of Lord Abbett (since 2018) and was formerly Head of Client Services, joined Lord Abbett in 1994.

Jackson C. Chan (1964)	AML Compliance Officer	Elected in 2018	Deputy Chief Compliance Officer and Director of Regulatory Affairs, joined Lord Abbett in 2014.

Nicholas D. Emguschowa (1986)	Data Protection Officer	Elected in 2022	Assistant General Counsel, joined Lord Abbett in 2018 and was formerly Associate at Shearman & Sterling (2014–2018).

Brooke A. Fapohunda (1975)	Vice President, Secretary, Chief Legal Officer	Elected in 2023	Partner and Senior Counsel, joined Lord Abbett in 2006.

Michael J. Hebert (1976)	Chief Financial Officer and Treasurer	Elected as Chief Financial Officer and Treasurer in 2021	Head of Global Fund Finance, joined Lord Abbett in 2021 and was formerly Vice President at Eaton Vance Management (EVM) (2014–2021) and Calvert Research & Management (CRM) (2016–2021), and Assistant Treasurer of registered investment companies managed, advised or administered by EVM and CRM during such years.

Parker J. Milender (1989)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2021 and was formerly an Associate at Milbank LLP (2017–2021).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years

Mary Ann Picciotto (1973)	Chief Compliance Officer	Elected in 2023	Managing Director and Global Chief Compliance Officer, joined Lord Abbett in 2023 and was formerly Vice President and Head of Global Compliance at T. Rowe Price (2019–2023) and Senior Vice President, Head of Compliance at OppenheimerFunds, Inc. (2014–2019).

Matthew A. Press (1987)	Vice President and Assistant Secretary	Elected in 2023	Counsel, joined Lord Abbett in 2022 and was formerly an Associate at Clifford Chance US LLP (2014–2022).

Randolph A. Stuzin (1963)	Vice President and Assistant Secretary	Elected in 2023	Partner and Chief Legal Officer, joined Lord Abbett in 2023 and was formerly Partner and General Counsel at King Street Capital Management (2014–2023).

Victoria Zozulya (1983)	Vice President and Assistant Secretary	Elected in 2022	Counsel, joined Lord Abbett in 2022 and was formerly Senior Director and Counsel at Equitable (2018–2022) and Assistant General Counsel at Neuberger Berman (2014–2018).

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Board members. It is available free upon request.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Dividend Growth Fund	100%	100%
Small Cap Value Fund	100%	100%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Dividend Growth Fund	$163,532,113
Small Cap Value Fund	12,431,524

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-2 (01/24)

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2023 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 13(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Karla M. Rabusch. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2023 and 2022 by the Registrant’s principal accounting firm, Deloitte  & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:

	2023	2022

Audit Fees {a}	$127,000	$133,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	127,000	133,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -
Total Fees	$127,000	$133,000

________

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2023 and 2022 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1)	Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2)	The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett  & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2023 and 2022 were:

	Fiscal year ended:

	2023	2022

All Other Fees {a}	$230,000	$270,000

{a}	Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2023 and 2022 were:

	Fiscal year ended:

	2023	2022

All Other Fees	$ - 0 -	$ - 0 -

(h)	The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: January 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: January 24, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: January 24, 2024